Condensed Interim Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Number of Shares [member]		Issued Capital [member]	Share Purchase Warrants Reserve [member]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]	Total Reserves [member]	Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2019		$ 5,325,920			$ 3,599,203	$ 83,077	$ 24,010	$ 6,405	$ 47,209	$ 160,701	$ 1,566,016
Balance, shares at beginning of period at Dec. 31, 2019		447,771,433	447,771,000
Total comprehensive income
Net earnings		$ 94,896									94,896
OCI	[1]	(144,290)							(144,290)	(144,290)
Total comprehensive income		(49,394)							(144,290)	(144,290)	94,896
Income tax recovery (expense)		(1,480)			(1,480)
SBC expense	[1]	1,503					647	856		1,503
Options exercised	[1]	$ 6,491			7,994		(1,503)			(1,503)
Options exercised, shares		374,235	375,000	[1]
RSUs released	[1]				2,784			(2,784)		(2,784)
RSUs released, shares		124,910	125,000	[1]
Dividends (Note 17.2)		$ (44,815)									(44,815)
Balance end of period at Mar. 31, 2020		$ 5,238,225			3,608,501	83,077	23,154	4,477	(97,081)	13,627	1,616,097
Balance, shares at end of period at Mar. 31, 2020		448,270,578	448,271,000
Balance at beginning of period at Dec. 31, 2019		$ 5,325,920			3,599,203	83,077	24,010	6,405	47,209	160,701	1,566,016
Balance, shares at beginning of period at Dec. 31, 2019		447,771,433	447,771,000
Total comprehensive income
Net earnings		$ 200,708
OCI		(43,467)
Total comprehensive income		157,241
Dividends (Note 17.2)											(89,676)
Realized gain on disposal of LTIs		30
Balance end of period at Jun. 30, 2020		$ 5,416,943			3,626,211	83,077	21,662	5,203	3,716	113,658	1,677,074
Balance, shares at end of period at Jun. 30, 2020		448,946,246	448,946,000
Balance at beginning of period at Mar. 31, 2020		$ 5,238,225			3,608,501	83,077	23,154	4,477	(97,081)	13,627	1,616,097
Balance, shares at beginning of period at Mar. 31, 2020		448,270,578	448,271,000
Total comprehensive income
Net earnings		$ 105,812									105,812
OCI	[1]	100,823							100,823	100,823
Total comprehensive income		206,635							100,823	100,823	105,812
Income tax recovery (expense)		(160)			(160)
SBC expense	[1]	1,305					506	799		1,305
Options exercised	[1]	$ 9,126			11,124		(1,998)			(1,998)
Options exercised, shares		486,720	487,000	[1]
RSUs released	[1]				73			(73)		(73)
RSUs released, shares		3,495	3,000	[1]
Dividends (Note 17.2)		$ (38,188)			6,673						(44,861)
Dividends (Note 17.2), shares		185,453	185,000
Realized gain on disposal of LTIs		$ 30							(26)	(26)	26
Balance end of period at Jun. 30, 2020		$ 5,416,943			3,626,211	83,077	21,662	5,203	3,716	113,658	1,677,074
Balance, shares at end of period at Jun. 30, 2020		448,946,246	448,946,000
Total comprehensive income
Net earnings		$ 307,096									307,096
OCI	[1]	67,457							67,457	67,457
Total comprehensive income		374,553							67,457	67,457	307,096
Income tax recovery (expense)		820			820
SBC expense	[1]	2,624					1,012	1,612		2,624
Options exercised	[1]	$ 3,839			4,658		(819)			(819)
Options exercised, shares		195,408	195,000	[1]
Dividends (Note 17.2)		$ (84,208)			14,602						(98,810)
Dividends (Note 17.2), shares		316,740	317,000
Realized gain on disposal of LTIs									(56,038)	(56,038)	56,038
Balance end of period at Dec. 31, 2020		$ 5,714,571			$ 3,646,291	83,077	21,855	6,815	15,135	126,882	1,941,398
Balance, shares at end of period at Dec. 31, 2020		449,458,394	449,458,000		449,458,394
Total comprehensive income
Net earnings		$ 162,002									162,002
OCI	[1]	(2,354)							(2,354)	(2,354)
Total comprehensive income		159,648							(2,354)	(2,354)	162,002
Income tax recovery (expense)		1,570			$ 1,570
SBC expense	[1]	1,325					516	809		1,325
Options exercised	[1]	$ 4,793			5,741		(948)			(948)
Options exercised, shares		258,000	258,000	[1]
RSUs released	[1]				2,800			(2,800)		(2,800)
RSUs released, shares		116,180	116,000	[1]
Dividends (Note 17.2)		$ (58,478)									(58,478)
Realized gain on disposal of LTIs									(53,119)	(53,119)	53,119
Balance end of period at Mar. 31, 2021		$ 5,823,429			3,656,402	83,077	21,423	4,824	(40,338)	68,986	2,098,041
Balance, shares at end of period at Mar. 31, 2021		449,832,574	449,832,000
Balance at beginning of period at Dec. 31, 2020		$ 5,714,571			$ 3,646,291	83,077	21,855	6,815	15,135	126,882	1,941,398
Balance, shares at beginning of period at Dec. 31, 2020		449,458,394	449,458,000		449,458,394
Total comprehensive income
Net earnings		$ 328,126
OCI		(5,159)
Total comprehensive income		322,967
Dividends (Note 17.2)											(121,487)
Realized gain on disposal of LTIs		60,530
Balance end of period at Jun. 30, 2021		$ 5,943,264			$ 3,674,783	83,077	21,789	5,602	(43,143)	67,325	2,201,156
Balance, shares at end of period at Jun. 30, 2021		450,271,489	450,271,000		450,271,489
Balance at beginning of period at Mar. 31, 2021		$ 5,823,429			$ 3,656,402	83,077	21,423	4,824	(40,338)	68,986	2,098,041
Balance, shares at beginning of period at Mar. 31, 2021		449,832,574	449,832,000
Total comprehensive income
Net earnings		$ 166,124									166,124
OCI	[1]	(2,805)							(2,805)	(2,805)
Total comprehensive income		163,319							(2,805)	(2,805)	166,124
Income tax recovery (expense)		(463)			(463)
SBC expense	[1]	1,307					514	793		1,307
Options exercised	[1]	$ 743			891		(148)			(148)
Options exercised, shares		31,745	32,000	[1]
RSUs released	[1]				15			(15)		(15)
RSUs released, shares		700	1,000	[1]
Dividends (Note 17.2)		$ (45,071)			17,938						(63,009)
Dividends (Note 17.2), shares		406,470	406,000
Balance end of period at Jun. 30, 2021		$ 5,943,264			$ 3,674,783	$ 83,077	$ 21,789	$ 5,602	$ (43,143)	$ 67,325	$ 2,201,156
Balance, shares at end of period at Jun. 30, 2021		450,271,489	450,271,000		450,271,489

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.